Revenues (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Revenues
Revenues	$ 84,448	$ 91,805	$ 175,801	$ 185,690
Net pool allocation		1,024		1,058
Time charters
Revenues
Revenues	$ 84,448	90,509	$ 175,801	180,696
Cool Pool
Revenues
Revenues		1,296		4,994
Net pool allocation		$ 1,024		$ 1,058